SUPPLEMENT Dated June 14, 2010
To The Current Prospectus

ING Architect		ING SmartDesign Advantage
ING GoldenSelect Access		ING SmartDesign Signature
ING GoldenSelect DVA Plus		ING SmartDesign Variable Annuity
ING GoldenSelect ESII		ING Equi-Select
ING GoldenSelect Generations		ING Empire Traditions
ING GoldenSelect Landmark		ING Empire Innovations
ING GoldenSelect Premium Plus		ING Architect New York

Issued By ING USA Annuity and Life Insurance Company Through its Separate Accounts B and EQ or Issued By ReliaStar Life Insurance Company of New York Through its Separate Account NY-B

     This supplement updates the prospectus. Please read this supplement carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service
Center at 1-800-366-0066.

The following changes apply to certain investment portfolios that are currently available under your contract. These changes consist of name changes or subadviser changes. The investment objective of each portfolio is unchanged. The explanatory parentheticals clarify the specific changes for each investment portfolio. Appendix B (Appendix III for ING Smart Design Variable Annuity), is hereby amended as follows (with the list of available investment portfolios at the front of the prospectus revised accordingly).

Fund Name and Investment Adviser/Subadviser		Investment Objective
ING Investors Trust 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING Large Cap Growth Portfolio (formerly known as ING		Seeks long-term capital growth.
Wells Fargo Omega Growth Portfolio)

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co.
(formerly, Wells Capital Management Inc.)

ING DFA World Equity Portfolio (effective on or about		Seeks long-term capital appreciation.
August 23, 2010 – previously, ING DFA Global All Equity
Portfolio)

Investment Adviser: Directed Services LLC
Investment Subadviser: Dimensional Fund Advisors LP

ING Van Kampen Growth and Income Portfolio		Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc. (formerly
known as Van Kampen)

MULTIVA-10	Page 1 of 2	06-14-2010

Fund Name and Investment Adviser/Subadviser		Investment Objective
ING Partners, Inc.
7337 East Doubletree Ranch Road, Scottsdale, AZ 85258
ING Van Kampen Comstock Portfolio		Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc. (formerly
known as Van Kampen)

ING Van Kampen Equity and Income Portfolio		Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc. (formerly
known as Van Kampen)

MULTIVA-10	Page 2 of 2	06-14-2010